Revenue - Change in the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	$ (5,029)	$ (4,904)	$ (3,105)
Current year provision	(4,243)	(618)	(3,466)
Write-offs	101	493	1,667
Balance at the end of the period	$ (9,171)	$ (5,029)	$ (4,904)